SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Liabilities:
Fair value of contingent consideration	$ 12,098,475	$ 12,179,476
Total	12,098,475
Outstanding as of Opening balance	18,223	6,265
Warrant liability		14,492,419
Outstanding as of Ending balance		18,223
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial recognition in connection with acquisition of Harper & Jones		3,421,516
Stock price guarantee per consulting agreement		67,000
Conversion into shares		(73,500)
Repayments to Harper & Jones seller	(645,304)
Harper & Jones, LLC
Liabilities:
Fair value of contingent consideration	1,400,000	4,244,460
Bailey LLC
Liabilities:
Fair value of contingent consideration	$ 10,698,475	7,935,016
Expected Volatility | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration	0.793
Expected Volatility | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration	0.889
Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration	0.0025
Expected share
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration	0.05
Stock price | Harper & Jones, LLC
Liabilities:
Fair value of contingent consideration	$ 10,375,000
Stock price | Bailey LLC
Liabilities:
Fair value of contingent consideration	828,000
Level 2
Liabilities:
Warrant liability		18,223
Level 3
Liabilities:
Fair value of contingent consideration	12,098,475	12,179,476
Total	$ 12,098,475
Warrant liability		$ 14,474,196